Schedule of Restricted Stock Awards Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for advertising services, value		$ 204
Restricted Stock forfeited by directors, value
Stock issued and restricted stock forfeited	104,872
Stock issued and restricted stock forfeited value	$ 153
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued and restricted stock forfeited, per share	$ 0.42
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued and restricted stock forfeited, per share	0.90
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued and restricted stock forfeited, per share	$ 0.42
Restricted stock forfeited by directors, shares	(121,850)
Restricted Stock forfeited by directors, value	$ (51)
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for advertising services, shares	226,722	226,722
Stock issued for advertising services, value	$ 204	$ 1
Stock issued and restricted stock forfeited, per share	$ 0.90
Restricted stock forfeited by directors, shares		(121,850)
Restricted Stock forfeited by directors, value